About the Company (Details Narrative) (10-K) - USD ($)										3 Months Ended	12 Months Ended
	Nov. 30, 2017	Oct. 02, 2017	Aug. 29, 2017	May 01, 2017	Apr. 03, 2017	Mar. 02, 2017	Oct. 07, 2016	Sep. 15, 2016	Nov. 09, 2014	Nov. 30, 2017	Dec. 31, 2017	Aug. 31, 2017	May 24, 2017	Nov. 21, 2016	Sep. 26, 2016	Aug. 31, 2016	Jan. 20, 2016
Common stock conversion shares value								$ 200,000
Common stock, par value																	$ 0.001
Common stock, shares issued																	200
Common stock, shares outstanding																	200
Class A Common Stock [Member]
Number of shares issued												30,000,000
Stock issued during period, shares, issued for services		82,000										500,000
Common stock, shares issued	30,799,046									30,799,046
Common stock, shares outstanding	30,799,046									30,799,046
UBI Hong Kong [Member]
Number of shares owned	30,000,000
Ownership interest	97.00%									97.00%
Minimum [Member]
Common stock, shares authorized														75,000,000
Minimum [Member] | Board of Directors [Member]
Common stock, shares authorized													200,000,000
Maximum [Member]
Common stock, shares authorized														200,000,000
Maximum [Member] | Board of Directors [Member]
Common stock, shares authorized													2,000,000,000
Class A Common Stock [Member]
Unregistered restricted shares issued								30,000,000
Common stock, par value	$ 0.001									$ 0.001		$ 0.001			$ 0.001	$ 0.001
Number of shares issued				1,480,000			30,000,000
Common stock, shares authorized	1,000,000,000									1,000,000,000		1,000,000,000	1,000,000,000	130,000,000		1,000,000,000
Common stock, shares issued	30,799,046									30,799,046		30,717,046				217,046
Common stock, shares outstanding	30,799,046									30,799,046		30,717,046				217,046
Class A Common Stock [Member] | Independent Consultant [Member] | Restricted Stock [Member]
Stock issued during period, shares, issued for services				500,000
Class B Common Stock [Member]
Unregistered restricted shares issued								6,000,000
Common stock voting rights								which carries a voting weight equal to ten (10) Common Shares
Common stock, par value	$ 0.001									$ 0.001		$ 0.001			0.001	$ 0.001
Number of shares issued							6,000,000
Common stock, shares authorized	500,000,000									500,000,000		500,000,000	500,000,000	6,000,000		500,000,000
Common stock, shares issued	6,000,000									6,000,000		6,000,000				0
Common stock, shares outstanding	6,000,000									6,000,000		6,000,000				0
Class C Common Stock [Member]
Unregistered restricted shares issued								40,000,000
Common stock, par value	$ 0.001									$ 0.001		$ 0.001			$ 0.001	$ 0.001
Number of shares issued			25,000,000			40,000,000					8,400,000
Common stock, shares authorized	500,000,000									500,000,000		500,000,000	500,000,000	64,000,000		500,000,000
Common stock, shares issued	73,400,000									73,400,000		73,400,000				0
Common stock, shares outstanding	73,400,000									73,400,000		73,400,000				0
Class C Common Stock [Member] | Chief Executive Officer [Member]
Number of shares issued						40,000,000				100,000		100,000
Class C Common Stock [Member] | 45 Contractor Employees and Nonemployees [Member]
Number of shares issued					8,400,000
Irrevocable Asset and Liability Exchange Agreement [Member]
Pro-rata stock dividend ratio									Parent on a one-for-one (1:1)